Non-Cash Share-Based Compensation - Summary of Activity Related to RSUs (Details) - RSUs	6 Months Ended
Jun. 30, 2021 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance | shares	2,500
Number of RSUs, Granted | shares	70,000
Number of Shares, Unvested balance | shares	72,500
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 17.56
Weighted Average Grant Date Fair Value, Granted | $ / shares	13.51
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 13.67